Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 8,976.50
Total Fee Amount	8,976.50
Total Transaction Valuation	65,000,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A